Summary of Information Related to Company's Stock Acquisition Rights (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2009	Mar. 31, 2011 Stock Options Fiscal 2003 Plan USD ($)	Mar. 31, 2011 Stock Options Fiscal 2003 Plan JPY (¥)	Mar. 31, 2011 Stock Options Fiscal 2004 Plan USD ($)	Mar. 31, 2011 Stock Options Fiscal 2004 Plan JPY (¥)	Mar. 31, 2011 Stock Options Fiscal 2005 Plan USD ($)	Mar. 31, 2011 Stock Options Fiscal 2005 Plan JPY (¥)	Mar. 31, 2011 Stock Options Fiscal 2006 Plan USD ($)	Mar. 31, 2011 Stock Options Fiscal 2006 Plan JPY (¥)	Mar. 31, 2011 Stock Options Fiscal 2007 Plan USD ($)	Mar. 31, 2011 Stock Options Fiscal 2007 Plan JPY (¥)	Mar. 31, 2011 Stock Options Fiscal 2008 Plan USD ($)	Mar. 31, 2011 Stock Options Fiscal 2008 Plan JPY (¥)	Mar. 31, 2011 Stock Options Fiscal 2009 Plan USD ($)	Mar. 31, 2011 Stock Options Fiscal 2009 Plan JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period		From June 27, 2004 to June 26, 2012	From June 27, 2004 to June 26, 2012	From June 26, 2005 to June 25, 2013	From June 26, 2005 to June 25, 2013	From June 24, 2006 to June 23, 2014	From June 24, 2006 to June 23, 2014	From June 22, 2007 to June 21, 2015	From June 22, 2007 to June 21, 2015	From June 21, 2008 to June 20, 2016	From June 21, 2008 to June 20, 2016	From July 5, 2009 to June 22, 2017	From July 5, 2009 to June 22, 2017	From July 18, 2010 to June 24, 2018	From July 18, 2010 to June 24, 2018
Number of shares Initially granted	18,000,000	453,300	453,300	516,000	516,000	528,900	528,900	477,400	477,400	194,200	194,200	144,980	144,980	147,900	147,900
Exercise Price		$ 87	¥ 7,206	$ 84	¥ 6,991	$ 141	¥ 11,720	$ 227	¥ 18,903	$ 356	¥ 29,611	$ 373	¥ 31,009	$ 203	¥ 16,888